Fair Value Summary of Changes in Fair Value Associated With Level 3 Assets (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Fair Value		$ 10.2	$ 81.3
Calls/ Maturities/ Paydowns		(9.6)	(1.3)
Purchases		0.0	0.0
Sales		0.0	0.0
Net Realized (Gain)/Loss on Sales		0.0	(39.4)
Change in Valuation		0.1	(1.9)
Net Transfers In (Out)		0.0	(28.5)
Ending Fair value		0.7	10.2
Fixed maturities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Fair Value		9.9	11.6
Calls/ Maturities/ Paydowns		(9.6)	(1.3)
Purchases		0.0	0.0
Sales		0.0	0.0
Net Realized (Gain)/Loss on Sales		0.0	0.0
Change in Valuation		0.0	(0.4)
Net Transfers In (Out)		0.0	0.0
Ending Fair value		0.3	9.9
Fixed maturities | Asset-backed Securities | Commercial mortgage-backed securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Fair Value		9.9	11.6
Calls/ Maturities/ Paydowns		(9.6)	(1.3)
Purchases		0.0	0.0
Sales		0.0	0.0
Net Realized (Gain)/Loss on Sales		0.0	0.0
Change in Valuation		0.0	(0.4)
Net Transfers In (Out)		0.0	0.0
Ending Fair value		0.3	9.9
Equity securities | Nonredeemable preferred stocks | Financials
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Fair Value	[1]	0.0	69.3
Calls/ Maturities/ Paydowns		0.0	0.0	[1]
Purchases		0.0	0.0	[1]
Sales		0.0	0.0	[1]
Net Realized (Gain)/Loss on Sales		0.0	(39.4)	[1]
Change in Valuation		0.0	(1.4)	[1]
Net Transfers In (Out)		0.0	(28.5)	[1]
Ending Fair value		0.0	0.0	[1]
Equity securities | Common equities | Other risk investments
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Fair Value		0.3	0.4
Calls/ Maturities/ Paydowns		0.0	0.0
Purchases		0.0	0.0
Sales		0.0	0.0
Net Realized (Gain)/Loss on Sales		0.0	0.0
Change in Valuation		0.1	(0.1)
Net Transfers In (Out)		0.0	0.0
Ending Fair value		$ 0.4	$ 0.3

[1]	The $69.3 million decrease during the year reflects the reclassification of our 5% interest in ARX upon our acquisition of a controlling interest in ARX. The $39.4 million reflects our inception-to-date gain recognized, including the $1.4 million reduction in valuation that occurred during the first six months of 2015.